Securities (Tables)	12 Months Ended
Dec. 31, 2023
Investments, Debt and Equity Securities [Abstract]
Debt Securities, Available-for-Sale
Securities AFS consist of the following at December 31:

	Amortized Cost	Unrealized		Fair Value
		Gains	Losses
	(In thousands)
2023
U.S. agency	$10,299	$5	$797	$9,507
U.S. agency residential mortgage-backed	90,195	3	8,981	81,217
U.S. agency commercial mortgage-backed	13,706	—	1,409	12,297
Private label mortgage-backed	93,527	249	7,307	86,469
Other asset backed	114,867	3	1,939	112,931
Obligations of states and political subdivisions	341,177	204	38,644	302,737
Corporate	79,296	—	6,046	73,250
Trust preferred	983	—	41	942
Total	$744,050	$464	$65,164	$679,350

2022
U.S. agency	$13,191	$10	$1,100	$12,101
U.S. agency residential mortgage-backed	100,700	19	10,261	90,458
U.S. agency commercial mortgage-backed	15,047	—	1,594	13,453
Private label mortgage-backed	102,196	245	8,596	93,845
Other asset backed	200,755	—	6,030	194,725
Obligations of states and political subdivisions	346,187	55	50,565	295,677
Corporate	87,308	—	9,151	78,157
Trust preferred	979	—	48	931
Total	$866,363	$329	$87,345	$779,347

Debt Securities, Held-to-Maturity
Securities HTM consist of the following at December 31:

	Carrying Value	Transferred Unrealized Loss (1)	ACL	Amortized Cost	Unrealized		Fair Value
					Gains	Losses
	(In thousands)
2023
U.S. agency	$25,768	$1,603	$—	$27,371	$—	$4,892	$22,479
U.S. agency residential mortgage-backed	108,770	9,715	—	118,485	—	23,849	94,636
U.S. agency commercial mortgage-backed	4,146	153	—	4,299	—	460	3,839
Private label mortgage-backed	7,302	302	4	7,608	—	854	6,754
Obligations of states and political subdivisions	161,352	6,879	33	168,264	88	18,807	149,545
Corporate	45,702	803	116	46,621	780	7,033	40,368
Trust preferred	948	48	4	1,000	—	15	985
Total	$353,988	$19,503	$157	$373,648	$868	$55,910	$318,606

2022
U.S. agency	$27,634	$1,839	$—	$29,473	$—	$5,066	$24,407
U.S. agency residential mortgage-backed	117,650	10,845	—	128,495	—	25,239	103,256
U.S. agency commercial mortgage-backed	4,798	228	—	5,026	—	596	4,430
Private label mortgage-backed	7,242	416	1	7,659	—	997	6,662
Obligations of states and political subdivisions	168,134	8,555	39	176,728	11	25,591	151,148
Corporate	48,418	1,130	123	49,671	—	5,156	44,515
Trust preferred	942	53	5	1,000	—	—	1,000
Total	$374,818	$23,066	$168	$398,052	$11	$62,645	$335,418
(1)Represents the remaining unrealized loss to be accreted on securities that were transferred from AFS to HTM on April 1, 2022.

Schedule of Unrealized Loss on Investments
Our investments’ gross unrealized losses and fair values for securities AFS aggregated by investment type and length of time that individual securities have been at a continuous unrealized loss position, at December 31 follows:

	Less Than Twelve Months		Twelve Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(In thousands)
2023
U.S. agency	$130	$—	$8,453	$797	$8,583	$797
U.S. agency residential mortgage-backed	358	1	80,008	8,980	80,366	8,981
U.S. agency commercial mortgage-backed	—	—	12,297	1,409	12,297	1,409
Private label mortgage-backed	6,285	356	79,507	6,951	85,792	7,307
Other asset backed	7,714	88	97,203	1,851	104,917	1,939
Obligations of states and political subdivisions	—	—	301,038	38,644	301,038	38,644
Corporate	—	—	73,249	6,046	73,249	6,046
Trust preferred	—	—	942	41	942	41
Total	$14,487	$445	$652,697	$64,719	$667,184	$65,164

2022
U.S. agency	$8,244	$799	$2,587	$301	$10,831	$1,100
U.S. agency residential mortgage-backed	33,784	1,920	54,793	8,341	88,577	10,261
U.S. agency commercial mortgage-backed	1,609	73	11,844	1,521	13,453	1,594
Private label mortgage-backed	39,954	2,582	53,346	6,014	93,300	8,596
Other asset backed	110,859	2,657	83,802	3,373	194,661	6,030
Obligations of states and political subdivisions	56,455	10,216	231,705	40,349	288,160	50,565
Corporate	24,876	1,737	51,293	7,414	76,169	9,151
Trust preferred	—	—	931	48	931	48
Total	$275,781	$19,984	$490,301	$67,361	$766,082	$87,345

Debt Securities, Held-to-Maturity, Credit Quality
On a quarterly basis, we monitor the credit quality of securities HTM through the use of credit ratings. The carrying value of securities HTM at December 31, aggregated by credit quality follow:

	Private Label Mortgage- Backed	Obligations of States and Political Subdivisions	Corporate	Trust Preferred	Carrying Value Total
	(In thousands)
2023
Credit rating:
AAA	$7,302	$36,629	$—	$—	$43,931
AA	—	102,583	—	—	102,583
A	—	3,172	6,923	—	10,095
BBB	—	856	33,913	—	34,769
BB	—	—	1,943	—	1,943
Non-rated	—	18,112	2,923	948	21,983
Total	$7,302	$161,352	$45,702	$948	$215,304

2022
Credit rating:
AAA	$7,242	$32,876	$—	$—	$40,118
AA	—	110,033	—	—	110,033
A	—	3,917	6,900	—	10,817
BBB	—	1,167	38,621	—	39,788
Non-rated	—	20,141	2,897	942	23,980
Total	$7,242	$168,134	$48,418	$942	$224,736

Debt Securities, Held-to-Maturity, Allowance for Credit Loss
An analysis of the ACL by security HTM type for the year ended December 31, follows:

	Private Label Mortgage- Backed	Obligations of States and Political Subdivisions	Corporate	Trust Preferred	Total
	(In thousands)
2023
Balance at beginning of period	$1	$39	$123	$5	$168
Additions (deductions)
Provision for credit losses	3	(6)	2,993	(1)	2,989
Recoveries credited to the allowance	—	—	—	—	—
Securities HTM charged against the allowance	—	—	(3,000)	—	(3,000)
Balance at end of period	$4	$33	$116	$4	$157

2022
Balance at beginning of period	$—	$—	$—	$—	$—
Additions (deductions)
Provision for credit losses	1	39	123	5	168
Recoveries credited to the allowance	—	—	—	—	—
Securities HTM charged against the allowance	—	—	—	—	—
Balance at end of period	$1	$39	$123	$5	$168

Investments Classified by Contractual Maturity Date
The amortized cost and fair value of securities AFS and securities HTM at December 31, 2023, by contractual maturity, follow:

	Securities AFS		Securities HTM
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
	(In thousands)
Maturing within one year	$5,471	$5,382	$4,881	$4,874
Maturing after one year but within five years	153,786	141,420	55,292	50,856
Maturing after five years but within ten years	67,713	59,667	99,383	85,409
Maturing after ten years	204,785	179,967	83,700	72,238
	431,755	386,436	243,256	213,377
U.S. agency residential mortgage-backed	90,195	81,217	118,485	94,636
U.S. agency commercial mortgage-backed	13,706	12,297	4,299	3,839
Private label mortgage-backed	93,527	86,469	7,608	6,754
Other asset backed	114,867	112,931	—	—
Total	$744,050	$679,350	$373,648	$318,606

Gains and Losses Realized on Sale of Securities Available for Sale
A summary of proceeds from the sale of securities available for sale and gains and losses for the years ended December 31 follow:

		Realized
	Proceeds	Gains	Losses
	(In thousands)
2023	$278	$—	$222
2022	70,523	164	439
2021	85,371	1,475	64